Equity Method Investments - Share of Post-tax (Losses) in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	$ (212)	$ (4)
Refinitiv [member]
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	(219)
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	$ 7	$ (4)